Lease (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of cash outflow for leases

(DKK million)	2024	2023	2022

Right-of-use assets
Balance at January 1	686	523	354
Additions to right-of-use assets[1]	329	250	243
Depreciation charge for the year	(102)	(87)	(74)

Balance at December 31	913	686	523

Lease liabilities
Current	92	90	74
Non-current	937	680	523

Total at December 31	1,029	770	597

(1) Additions to right-of-use assets also includes modifications to existing leases and adjustments to the provisions for contractual restoration obligations related to leases of Genmab offices.

Cash outflow for lease payments	96	115	88

Parent Company | Reportable Legal Entities
Leases
Summary of balance sheet amounts relating to leases

(DKK million)	2024	2023

Right-of-use assets
Balance at January 1	232	9
Additions to right-of-use assets[1]	24	242
Depreciation charge for the year	(17)	(19)

Balance at December 31	239	232

Lease liabilities
Current	16	19
Non-current	235	227

Total at December 31	251	246
(1) Additions to right-of-use assets also includes modifications to existing leases and adjustments to the provisions for contractual restoration obligations related to leases of Genmab offices.

Cash outflow for lease payments	23	24

Schedule of cash outflow for leases

(DKK million)	2024	2023

Payment due
Less than 1 year	27	23
1 to 3 years	53	45
More than 3 years but less than 5 years	54	45
More than 5 years	186	202

Total at December 31	320	315